TREASURY STOCK (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Feb. 14, 2020	Dec. 31, 2020	Aug. 02, 2020	Dec. 31, 2019	Aug. 03, 2019
Equity, Class of Treasury Stock [Line Items]
The historical cost of the repurchased shares, recorded in treasury stock		$ 27,870		$ 69,886
Retirement of Class A Ordinary Shares		0
Additional Paid-in Capital [Member]
Equity, Class of Treasury Stock [Line Items]
Retirement of Class A Ordinary Shares		$ 50,307
Class A Ordinary Shares [Member]
Equity, Class of Treasury Stock [Line Items]
Treasury stock remained unvested		1,899,000		5,520,000
Sogou Inc. [Member]
Equity, Class of Treasury Stock [Line Items]
Aggregate consideration	$ 50,318
The historical cost of the repurchased shares, recorded in treasury stock	$ 50,318
Sogou Inc. [Member] | Class A Ordinary Shares [Member]
Equity, Class of Treasury Stock [Line Items]
Shares repurchased		10,584,634
Repurchase price per share		$ 4.72
Retirement of Class A Ordinary Shares		$ 11
Sogou Inc. [Member] | Class A Ordinary Shares [Member] | Additional Paid-in Capital [Member]
Equity, Class of Treasury Stock [Line Items]
Retirement of Class A Ordinary Shares		$ 50,307
Sogou Inc. [Member] | American Depositary Shares [Member]
Equity, Class of Treasury Stock [Line Items]
Shares repurchase program period			12 months
Shares repurchased		10,584,634
Repurchase price per share		$ 4.72
Sogou Inc. [Member] | American Depositary Shares [Member] | Maximum [Member]
Equity, Class of Treasury Stock [Line Items]
Amount of outstanding ADSs authorized to be repurchased					$ 50,000